Note 37 (Tables)	6 Months Ended
Jun. 30, 2025
Income And Expenses From Insurance And Reinsurance Contracts [Abstract]
Income and expense from insurance and reinsurance contracts [Table Text Block]
The detail of the headings “Income and expense from insurance and reinsurance contracts” in the condensed consolidated income statements is as follows:

INCOME AND EXPENSE FROM INSURANCE AND REINSURANCE CONTRACTS (MILLIONS OF EUROS)

	June 2025	June 2024
Income from insurance and reinsurance contracts	1,866	1,800
Expense from insurance and reinsurance contracts	(1,109)	(1,066)
Total	757	734